Summary of Significant Accounting Policies - Summary of Tabular Form Of Change In The Contract With Customers Liability (Details) - Atlas Sand Company LLC [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Line Items]
Beginning Balance	$ 2,000	$ 0
Customer prepayments	22,302	2,280
Revenue recognized	(24,302)	(280)
Ending Balance	$ 0	$ 2,000